Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	Note 11. Subsequent Events Since January 1, 2015, the Company has received proceeds of $732,010 pursuant to 1,165,786 stock warrant exercises.